Financial Instruments and Financial Risk Management - Schedule of Effect of Change in Commodity Prices on Profit (Loss) (Detail) - Commodity Price Risk $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) USD_per_Pound	Dec. 31, 2018 CAD ($) USD_per_Pound
Copper
Disclosure of commodity price risk for financial instruments [line items]
US$/lb. | USD_per_Pound	2.80	2.70
Change in Profit Attributable to Shareholders | $	$ 14	$ 21
Zinc
Disclosure of commodity price risk for financial instruments [line items]
US$/lb. | USD_per_Pound	1.04	1.12
Change in Profit Attributable to Shareholders | $	$ 7	$ 7